UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

CENTRE FUNDS
 (Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005
 (Address of principal executive offices) (Zip code)

James A. Abate
48 Wall Street, Suite 1100
New York, New York 10005
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 918-4705

Date of fiscal year end:  September 30

Date of reporting period: October 1, 2015 – December 31, 2015

Item 1. Schedule of Investments.

CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS (98.63%)
Consumer Discretionary (20.95%)
Hotels, Restaurants & Leisure (3.76%)
McDonald's Corp.	17,680	$2,088,715
Starbucks Corp.	67,850	4,073,036
		6,161,751

Internet & Catalog Retail (4.89%)
Amazon.com, Inc.(a)	11,850	8,009,297

Media (3.54%)
Comcast Corp., Class A	27,680	1,561,982
Viacom, Inc., Class B	33,360	1,373,098
Walt Disney Co.	27,298	2,868,474
		5,803,554

Multiline Retail (2.01%)
Target Corp.	45,376	3,294,751

Specialty Retail (5.35%)
Home Depot, Inc.	31,797	4,205,153
Lowe's Cos., Inc.	60,145	4,573,426
		8,778,579

Textiles, Apparel & Luxury Goods (1.40%)
NIKE, Inc., Class B	36,860	2,303,750

Total Consumer Discretionary		34,351,682

Consumer Staples (13.72%)
Beverages (2.65%)
Coca-Cola Co.	36,610	1,572,765
PepsiCo, Inc.	27,679	2,765,686
		4,338,451

Food Products (3.01%)
General Mills, Inc.	63,200	3,644,112
Mondelez International, Inc., Class A	28,600	1,282,424
		4,926,536

Household Products (5.99%)
Colgate-Palmolive Co.	44,390	2,957,262
Kimberly-Clark Corp.	29,500	3,755,350
Procter & Gamble Co.	39,098	3,104,772
		9,817,384

Tobacco (2.07%)
Altria Group, Inc.	35,280	2,053,649
Philip Morris International, Inc.	15,330	1,347,660
		3,401,309

Total Consumer Staples		22,483,680

Energy (1.64%)
Oil, Gas & Consumable Fuels (1.64%)
Exxon Mobil Corp.	34,500	2,689,275

Total Energy		2,689,275

Financials (3.41%)
Banks (3.41%)
Bank of America Corp.	86,000	1,447,380

	Shares	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	29,640	$1,957,129
Wells Fargo & Co.	40,328	2,192,230
		5,596,739

Total Financials		5,596,739

Health Care (14.26%)
Biotechnology (5.47%)
Amgen, Inc.	14,453	2,346,155
Celgene Corp.(a)	22,130	2,650,289
Gilead Sciences, Inc.	39,295	3,976,261
		8,972,705

Health Care Equipment & Supplies (3.46%)
CR Bard, Inc.	14,310	2,710,886
Stryker Corp.	31,850	2,960,139
		5,671,025

Pharmaceuticals (5.33%)
Allergan Plc(a)	9,740	3,043,750
Johnson & Johnson	37,270	3,828,375
Pfizer, Inc.	57,750	1,864,170
		8,736,295

Total Health Care		23,380,025

Industrials (8.97%)
Aerospace & Defense (4.03%)
Boeing Co.	11,370	1,643,988
General Dynamics Corp.	11,870	1,630,463
Textron, Inc.	79,170	3,325,932
		6,600,383

Air Freight & Logistics (3.17%)
CH Robinson Worldwide, Inc.	53,580	3,323,031
United Parcel Service, Inc., Class B	19,460	1,872,636
		5,195,667

Industrial Conglomerates (1.77%)
General Electric Co.	93,390	2,909,099

Total Industrials		14,705,149

Information Technology (25.38%)
Internet Software & Services (7.54%)
Facebook, Inc., Class A(a)	40,880	4,278,501
Google, Inc., Class A(a)	5,210	4,053,432
Google, Inc., Class C(a)	5,315	4,033,447
		12,365,380

IT Services (3.52%)
Mastercard, Inc., Class A	18,510	1,802,134
Visa, Inc., Class A	51,110	3,963,580
		5,765,714

Semiconductors & Semiconductor Equipment (4.04%)
First Solar, Inc.(a)	46,090	3,041,479
NVIDIA Corp.	108,630	3,580,445
		6,621,924

Software (4.88%)
Microsoft Corp.	144,307	8,006,153

	Shares	Value
Information Technology (continued)
Technology Hardware, Storage & Peripherals (5.40%)
Apple, Inc.	84,028	$8,844,787

Total Information Technology		41,603,958

Materials (6.49%)
Chemicals (4.37%)
International Flavors & Fragrances, Inc.	29,340	3,510,238
Monsanto Co.	37,110	3,656,077
		7,166,315

Construction Materials (2.12%)
Vulcan Materials Co.	36,560	3,472,103

Total Materials		10,638,418

Telecommunication Services (1.05%)
Diversified Telecommunication (1.05%)
Verizon Communications, Inc.	37,370	1,727,242

Total Telecommunication Services		1,727,242

Utilities (2.76%)
Electric Utilities (2.76%)
Exelon Corp.	78,350	2,175,779
FirstEnergy Corp.	73,720	2,339,136
		4,514,915

Total Utilities		4,514,915

TOTAL COMMON STOCKS
(Cost $125,774,334)		161,691,083

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (1.91%)
Puts (1.91%)
S&P 500® Index:
	6/17/2016	$1,800.00	840	3,133,200

Total Puts				3,133,200

TOTAL PURCHASED OPTIONS
(Cost $4,288,331)				3,133,200

TOTAL INVESTMENTS (100.54%)
(Cost $130,062,665)				$164,824,283
Liabilities in Excess of Other Assets (-0.54%)				(880,161)
NET ASSETS (100.00%)				$163,944,122

(a)	Non-income producing security.

Common Abbreviations:
Plc - Public Limited Company.
S&P - Standard & Poor's.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS (96.73%)
ASIA (48.62%)
Australia (0.55%)
Materials (0.55%)
BHP Billiton, Ltd.	7,942	$103,362

Total Australia		103,362

China (16.29%)
Consumer Staples (2.03%)
Hengan International Group Co., Ltd.	26,040	245,950
Want Want China Holdings, Ltd.	181,530	135,151
		381,101
Financials (5.42%)
China Construction Bank Corp., Class H	521,620	357,392
China Pacific Insurance Group Co., Ltd., Class H	57,990	238,693
China Vanke Co., Ltd., Class H(a)	101,040	298,555
Ping An Insurance Group Co., Class H	22,260	123,506
		1,018,146
Health Care (2.08%)
Roche Holding AG	1,420	391,861

Industrials (1.26%)
Zhejiang Expressway Co., Ltd., Class H	197,000	236,907

Information Technology (5.50%)
NetEase, Inc., ADR	2,660	482,098
Tencent Holdings, Ltd.	28,060	552,145
		1,034,243
Total China		3,062,258

Hong Kong (8.16%)
Consumer Discretionary (1.09%)
Techtronic Industries Co., Ltd.	50,360	205,337

Financials (1.31%)
China Overseas Land & Investment, Ltd.	68,920	241,885
China Overseas Property Holdings, Ltd.(a)	22,973	3,765
		245,650
Industrials (2.32%)
China State Construction International Holdings, Ltd.	251,340	436,518

Telecommunication Services (2.16%)
China Mobile, Ltd.	35,930	405,659

Utilities (1.28%)
China Gas Holdings, Ltd.	119,060	171,753
China Resources Power Holdings Co., Ltd.	35,160	68,414
		240,167
Total Hong Kong		1,533,331

	Shares	Value
India (4.12%)
Energy (0.98%)
Reliance Industries, Ltd., Sponsored GDR(b)(c)	6,030	$184,518

Financials (1.51%)
HDFC Bank, Ltd., ADR	4,600	283,360

Information Technology (1.63%)
Infosys, Ltd., Sponsored ADR	18,240	305,520

Total India		773,398

Japan (17.30%)
Consumer Discretionary (6.17%)
Bridgestone Corp.	9,710	337,198
Nippon Television Holdings, Inc.	15,190	280,054
Sony Corp.	9,700	242,268
Sumitomo Electric Industries, Ltd.	20,880	299,489
		1,159,009
Financials (3.25%)
Mitsubishi UFJ Financial Group, Inc.	54,000	340,142
Sumitomo Mitsui Financial Group, Inc.	7,040	269,781
		609,923
Health Care (1.49%)
Astellas Pharma, Inc.	19,500	280,912

Industrials (4.18%)
ITOCHU Corp.	13,990	167,840
Japan Airlines Co., Ltd.	7,832	283,840
Mitsubishi Electric Corp.	17,800	189,929
Yamato Holdings Co., Ltd.	6,740	144,451
		786,060
Information Technology (1.03%)
Murata Manufacturing Co., Ltd.	1,330	194,418

Telecommunication Services (1.18%)
Nippon Telegraph & Telephone Corp.	5,510	221,693

Total Japan		3,252,015

Korea (0.74%)
Information Technology (0.74%)
Samsung Electronics Co., Ltd.	130	139,695

Total Korea		139,695

Singapore (0.83%)
Industrials (0.83%)
ComfortDelGro Corp., Ltd.	72,550	156,060

Total Singapore		156,060

	Shares	Value
Taiwan (0.63%)
Information Technology (0.63%)
Taiwan Semiconductor Manufacturing Co., Ltd.	27,090	$117,937

Total Taiwan		117,937

TOTAL ASIA
(Cost $8,717,239)		9,138,056

EUROPE (40.75%)
Austria (0.79%)
Materials (0.79%)
voestalpine AG	4,830	148,783

Total Austria		148,783

Belgium (0.61%)
Materials (0.61%)
Solvay SA	1,070	114,457

Total Belgium		114,457

Denmark (1.72%)
Health Care (1.72%)
Novo Nordisk A/S, Class B	5,537	322,438

Total Denmark		322,438

Finland (0.84%)
Industrials (0.84%)
Kone OYJ, Class B	3,685	156,863

Total Finland		156,863

France (6.91%)
Consumer Discretionary (1.19%)
Cie Generale des Etablissements Michelin	2,341	223,625

Energy (0.75%)
TOTAL SA	3,130	140,364

Financials (1.02%)
AXA SA	6,980	191,383

Health Care (1.26%)
Sanofi	2,770	236,610

Industrials (1.32%)
Safran SA	3,610	248,611

Information Technology (1.37%)
Cap Gemini SA	2,780	258,612

Total France		1,299,205

	Shares	Value
Germany (6.56%)
Consumer Discretionary (0.92%)
Daimler AG	2,050	$172,836

Consumer Staples (1.72%)
Beiersdorf AG	3,540	323,772

Financials (1.09%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,020	204,571

Information Technology (1.41%)
Infineon Technologies AG	18,040	264,765

Telecommunication Services (1.42%)
Deutsche Telekom AG	14,760	267,715

Total Germany		1,233,659

Great Britain (7.02%)
Consumer Discretionary (1.18%)
Next Plc	2,060	221,387

Consumer Staples (2.14%)
Unilever NV	9,250	403,153

Energy (0.48%)
BP Plc	17,157	89,537

Industrials (1.25%)
easyJet Plc	9,190	235,733

Telecommunication Services (1.97%)
BT Group Plc	53,250	370,290

Total Great Britain		1,320,100

Hungary (0.68%)
Energy (0.68%)
MOL Hungarian Oil and Gas Plc	2,600	127,715

Total Hungary		127,715

Ireland (1.99%)
Financials (1.10%)
Bank of Ireland(a)	559,160	206,607

Materials (0.89%)
Smurfit Kappa Group Plc	6,490	166,381

Total Ireland		372,988

Italy (4.94%)
Financials (4.94%)
Assicurazioni Generali SpA	11,720	215,505
Intesa Sanpaolo SpA	116,740	391,766

	Shares	Value
Italy (continued)
Financials (continued)
UniCredit SpA	57,670	$321,826
		929,097
Total Italy		929,097

Norway (0.61%)
Energy (0.61%)
Statoil ASA	8,220	114,873

Total Norway		114,873

Russia (1.04%)
Energy (0.48%)
NOVATEK OAO, Sponsored GDR(c)	1,090	89,543

Telecommunication Services (0.56%)
Mobile Telesystems OJSC, Sponsored ADR	17,200	106,296

Total Russia		195,839

Spain (2.93%)
Financials (1.16%)
Banco Bilbao Vizcaya Argentaria SA	29,707	217,563

Utilities (1.77%)
Iberdrola SA	46,820	333,275

Total Spain		550,838

Sweden (0.97%)
Industrials (0.97%)
Securitas AB, B Shares	11,860	182,646

Total Sweden		182,646

Switzerland (3.14%)
Consumer Staples (2.19%)
Nestle SA	5,530	411,603

Financials (0.95%)
Zurich Insurance Group AG	690	178,011

Total Switzerland		589,614

TOTAL EUROPE
(Cost $7,976,222)		7,659,115

NORTH AMERICA (4.79%)
Canada (1.95%)
Financials (1.95%)
Royal Bank of Canada	3,950	211,674
Toronto-Dominion Bank	3,940	154,445
		366,119
Total Canada		366,119

	Shares	Value
Mexico (2.84%)
Consumer Staples (1.01%)
Fomento Economico Mexicano SAB de CV	20,210	$189,535

Financials (0.79%)
Grupo Financiero Banorte SAB de CV	26,950	148,538

Telecommunication Services (1.04%)
Grupo Televisa SAB	35,800	195,966

Total Mexico		534,039

TOTAL NORTH AMERICA
(Cost $1,116,835)		900,158

SOUTH AMERICA (2.57%)
Brazil (2.57%)
Consumer Staples (1.18%)
Ambev SA	49,300	222,434

Materials (1.39%)
Fibria Celulose SA, Sponsored ADR	20,590	261,287

Total Brazil		483,721

TOTAL SOUTH AMERICA
(Cost $556,941)		483,721

TOTAL COMMON STOCKS
(Cost $18,367,237)		18,181,050

PREFERRED STOCKS (1.42%)
EUROPE (1.09%)
Germany (1.09%)
Consumer Discretionary (1.09%)
Volkswagen AG	1,410	204,948

Total Germany		204,948

TOTAL EUROPE
(Cost $146,459)		204,948

SOUTH AMERICA (0.33%)
Brazil (0.33%)
Financials (0.33%)
Banco Bradesco SA	12,696	61,871

Total Brazil		61,871

TOTAL SOUTH AMERICA
(Cost $157,645)		61,871

TOTAL PREFERRED STOCKS
(Cost $304,104)		266,819

	Shares	Value
RIGHTS (0.00%)(d)
Banco Bradesco SA(a)	416	$218

TOTAL RIGHTS
(Cost $0)		218

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.68%)
Money Market Fund (1.68%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.01000%	316,222	316,222

TOTAL SHORT TERM INVESTMENTS
(Cost $316,222)			316,222

Value
TOTAL INVESTMENTS (99.83%)
(Cost $18,987,563)	$18,764,309
Other Assets In Excess Of Liabilities (0.17%)	31,485
NET ASSETS (100.00%)	$18,795,794

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amount to a value of $184,518 or 0.98% of net assets.

(c)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $274,061, representing 1.46% of net assets.

(d)	Less than 0.005%.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S - Aktieselskab is the Danish term for Joint Stock Company.
ASA - Allmennaksjeselskap in the Norwegian term for public limited company.
GDR - Global Depositary Receipt.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO - Otkrytoe Aktsionernoe Obschestvo (a Russian open joint stock corporation)
OJSC - Open Joint Stock Company.
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
Plc - Public Limited Company.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAB - Sociedad Anonima Busatil is the Spanish term used for publicly held company.
SAB de CV - A variable capital company.
SpA - Societa Per Azioni is an Italian shared company.
UFJ - United Financial of Japan.

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)
	Principal
	Amount	Value
U.S. GOVERNMENT BONDS & NOTES (92.56%)
U.S. Treasury Bonds (72.12%)
5/15/2017, 8.750%	$6,000,000	$6,643,536
8/15/2017, 8.875%	4,700,000	5,302,249
8/15/2019, 8.125%	10,956,000	13,523,528
2/15/2020, 8.500%	6,000,000	7,648,572
8/15/2020, 8.750%	10,956,000	14,367,019
2/15/2029, 5.250%	2,989,000	3,917,739
2/15/2043, 3.125%	6,575,000	6,727,310
5/15/2044, 3.375%	6,575,000	7,044,731
Total U.S. Treasury Bonds		65,174,684

U.S. Treasury Notes (20.44%)
1/31/2019, 1.250%	13,347,000	13,306,078
7/31/2019, 1.625%	1,900,000	1,907,267
7/31/2021, 2.250%	2,200,000	2,242,161
5/15/2024, 2.500%	1,000,000	1,021,928
Total U.S. Treasury Notes		18,477,434

TOTAL U.S. GOVERNMENT BONDS & NOTES
(Cost $80,794,693)		83,652,118

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.92%)
Money Market Fund (0.92%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.01000%	833,211	833,211

TOTAL SHORT TERM INVESTMENTS
(Cost $833,211)			833,211

TOTAL INVESTMENTS (93.48%)
(Cost $81,627,904)			$84,485,329
Other Assets In Excess Of Liabilities (6.52%)			5,889,052
NET ASSETS (100.00%)			$90,374,381

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS (95.92%)
General Obligation (55.44%)
Arlington County, VA
8/15/2024, 4.000%	$1,000,000	$1,167,750
City of Arlington, TX
8/15/2025, 5.000%	850,000	1,064,293
Baltimore County, MD
8/1/2022, 4.000%	1,665,000	1,848,150
City of Columbus, OH, Series 1
7/1/2029, 4.000%	500,000	550,915
Delaware State, Series A
8/1/2026, 3.000%	1,500,000	1,583,235
Fairfax County, VA, Series A
10/1/2027, 3.000%	2,000,000	2,089,200
Georgia State
10/1/2023, 4.125%	1,000,000	1,023,300
Georgia State, Series B
4/1/2025, 4.250%	1,120,000	1,165,013
King County, WA
12/1/2029, 5.000%	1,000,000	1,228,920
Mecklenburg County, NC, Series A
4/1/2030, 3.000%	1,500,000	1,536,525
Montgomery County, MD, Series B
11/1/2027, 5.000%	1,000,000	1,232,340
North Carolina State, Series B
6/1/2026, 5.000%	1,500,000	1,888,590
Ohio State
6/15/2035, 5.000%	2,000,000	2,333,300
Prince George's County, MD, Public Improvements
7/15/2026, 4.125%	2,000,000	2,132,160
City of San Antonio, TX
2/1/2024, 5.000%	750,000	924,428
Texas State, Series E
8/1/2024, 5.000%	765,000	953,083
Wake County, NC, Series A
5/1/2029, 3.000%	2,000,000	2,054,320
Total General Obligation		24,775,522

Prerefunded Issues(a) (23.30%)
Arizona State, Water Infrastructure Finance Authority, Series A, 10/01/19 @ 100
10/1/2021, 5.000%	1,000,000	1,141,560
Louisiana State, Series A, 5/01/19 @ 100
5/1/2024, 5.000%	500,000	563,035
City of Norfolk, VA, Series C, 4/01/21 @ 100
10/1/2027, 5.000%	635,000	752,481

	Principal
	Amount	Value
Prerefunded Issues(a) (continued)
Oregon State, Lottery Revenue, Series A, 4/01/19 @ 100
4/1/2021, 5.000%	$1,000,000	$1,122,960
Tennessee State, Series A, 5/01/17 @ 100
5/1/2027, 5.000%	2,075,000	2,193,939
Utah State, Series A, 07/01/21 @ 100
7/1/2023, 5.000%	2,000,000	2,385,920
Virginia State, Resources Authority Clean Water Revenue, 10/01/19 @ 100
10/1/2028, 4.500%	2,000,000	2,250,560
Total Prerefunded Issues		10,410,455

Revenue Bonds (17.18%)
Fairfax County, VA, Water Authority Water Revenue
4/1/2027, 4.500%	2,145,000	2,238,050
Gwinnett County, GA, Water & Sewerage Authority, Series A
8/1/2028, 4.000%	2,000,000	2,142,840
New York State, Environmental Facilities Corp.
11/15/2033, 5.000%	1,000,000	1,186,660
Washington, MD, Suburban Sanitation District, Public Improvements
6/1/2026, 3.000%	2,000,000	2,112,200
Total Revenue Bonds		7,679,750

TOTAL MUNICIPAL BONDS
(Cost $41,050,871)		42,865,727

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.15%)
Money Market Fund (0.15%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.01000%	69,649	69,649

TOTAL SHORT TERM INVESTMENTS
(Cost $69,649)			69,649

TOTAL INVESTMENTS (96.07%)
(Cost $41,120,520)			$42,935,376
Other Assets In Excess Of Liabilities (3.93%)			1,755,009
NET ASSETS (100.00%)			$44,690,385

(a)
Prerefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

See Notes to Quarterly Schedule of Investments.

CENTRE MULTI-ASSET REAL RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)
	Shares	Value
EXCHANGE-TRADED FUNDS (4.44%)
SPDR® Gold Shares(a)	24,440	$2,479,682

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,839,555)		2,479,682

OPEN-END FUNDS (95.47%)
Centre Active U.S. Treasury Fund, Institutional Class(b)	1,873,298	18,864,109
Centre American Select Equity Fund, Institutional Class(b)	1,401,155	15,608,872
Centre Global Select Equity Fund, Institutional Class(a)(b)	1,969,493	18,788,963

TOTAL OPEN-END FUNDS
(Cost $54,924,831)		53,261,944

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.16%)
Money Market Fund (0.16%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.01000%	88,026	88,026

TOTAL SHORT TERM INVESTMENTS
(Cost $88,026)			88,026

TOTAL INVESTMENTS (100.07%)
(Cost $57,852,412)			$55,829,652
Liabilities in Excess of Other Assets (-0.07%)			(40,404)
NET ASSETS (100.00%)			$55,789,248

(a)	Non-income producing security.
(b)	Affiliated with the Fund, as each is a series of Centre Funds and has the same investment adviser.

Common Abbreviations:
SPDR - Standard & Poor's Depositary Receipts.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements:

(a)	Portfolio securities traded on a securities exchange or are quoted by NASDAQ are valued at last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and are not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at by an approved pricing source. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities, and prices of similar securities or financial instruments.

(b)	The per share net asset value (the “NAV”) of each Fund is calculated as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund and Global Select Equity Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)	The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended December 31, 2015 the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the year ended September 30, 2015, remain subject to examination by the Internal Revenue Service.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid.

(f)	The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the Exchange on December 31, 2015. Each Fund is considered an investment company for financial reporting purposes under GAAP.

(g)	The Funds bear expenses incurred specifically on each Fund’s behalf as well as a portion of general Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan for Investor class shares of a Fund are charged with respect to such class.

(h)	The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Centre Active U.S. Treasury Fund and the Centre Active U.S. Tax Exempt Fund which will make monthly income distributions. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(2)	FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).
Level 3 -	Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of December 31, 2015:

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$161,691,083	$–	$–	$161,691,083
Purchased Options	3,133,200	–	–	3,133,200
Total	$164,824,283	$–	$–	$164,824,283

Centre Global Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
China	$–	$298,555	$–	$298,555
Other	17,882,495	–	–	17,882,495
Preferred Stocks	$266,819	$–	$–	$266,819
Rights	–	218	–	218
Short Term Investments	316,222	–	–	316,222
Total	$18,465,536	$298,773	$–	$18,764,309

Centre Active U.S. Treasury Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Bonds & Notes	$–	$83,652,118	$–	$83,652,118
Short Term Investments	833,211	–	–	833,211
Total	$833,211	$83,652,118	$–	$84,485,329

Centre Active U.S. Tax Exempt Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$42,865,727	$–	$42,865,727
Short Term Investments	69,649	–	–	69,649
Total	$69,649	$42,865,727	$–	$42,935,376

Centre Multi-Asset Real Return Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$2,479,682	$–	$–	$2,479,682
Open-End Funds	53,261,944	–	–	53,261,944
Short Term Investments	88,026	–	–	88,026
Total	$55,829,652	$–	$–	$55,829,652

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.

The Funds did not hold any investments at the beginning or end or the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of December 31, 2015.

Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments.

A Fund is generally permitted to purchase investment securities and enter into various types of derivative contracts such as purchased and written options. In doing so, the Fund may employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors or to hedge. A Fund may invest its assets in derivatives, cash management instruments, and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Market Risk Factors: In pursuit of its investment objectives, a Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

Use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and a Fund. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure, but are the additional risks from investing in derivatives.

Example of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of their overall investment positions, subject to any restrictions set forth in each Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended December 31, 2015, the Centre American Select Equity Fund held $XX in Purchased Options.

Futures

A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions.

(3)	TAX BASIS INFORMATION:

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2015 are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is primarily attributable to wash sales and certain other investments.

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Tax Unrealized Appreciation/(Depreciation) on Investments
Centre American Select Equity Fund	$130,306,795	$37,444,686	$(2,927,198)	$34,517,488
Centre Global ex-U.S. Select Equity Fund	19,037,792	1,576,541	(1,850,024)	(273,483)
Centre Active U.S. Treasury Fund	81,627,904	2,891,869	(34,444)	2,857,425
Centre Active U.S. Tax Exempt Fund	41,120,520	1,821,093	(6,237)	1,814,856
Centre Multi-Asset Real Return Fund	57,888,048	47,034	(2,105,430)	(2,058,396)

(4)	AFFILIATED COMPANIES:

The Multi-Asset Real Return Fund, in accordance with its investment strategies, may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, includes one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares, and value of investments in affiliated companies for the period ended December 31, 2015 were as follows:

Centre Multi-Asset Real Return Fund

Investment Companies	Share Balance October 1, 2015	Purchases	Sales	Share Balance December 31, 2015	Dividend Income	Realized Gain/(Loss)	Market Value December 31, 2015
Centre Active U.S. Treasury Fund, Institutional Class	1,883,248	-	9,950	1,873,298	$-	$(1,592)	$18,864,109
Centre American Select Equity Fund, Institutional Class	1,275,116	138,097	12,058	1,401,155	1,554,976	2,412	15,608,872
Centre Global Select Equity Fund, Institutional Class	1,992,952	2,003,541	2,027,000	1,969,493	239,724	(3,906,931)	18,788,963
Centre Global Select Equity Fund, Investor Class	-	1,992,953	1,992,953	-	-	(199,295)	-
					$1,794,700	$(4,105,406)	$53,261,944

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 26, 2016

By:	/s/ Ningxi Xu
Ningxi Xu, Treasurer

Date:	February 26, 2016